DWS VARIABLE SERIES II

            SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                              THE LISTED PORTFOLIO
                              -------------------

                         DWS Dreman Small Cap Value VIP


The following information supplements the portfolio's prospectuses:

Effective November 3, 2006, DWS Dreman Small Cap Value VIP will change its name to DWS Dreman Small Mid Cap Value VIP and adopt a new investment strategy, as detailed below.

Effective November 3, 2006, the following replaces similar disclosure in "The Portfolio's Main Investment Strategy" section of the portfolio's prospectuses:

The Portfolio's Main Investment Strategy

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. The portfolio defines small companies as those that are similar in market value to those in the Russell 2000 Value Index (as of June 30, 2006, the Russell 2000 Value Index had a median market capitalization of $602 million). The portfolio defines mid-size companies as those that are similar in market value to those in the Russell Midcap Value Index (as of June 30, 2006, the Russell Midcap Value Index had a median market capitalization of $3.84 billion). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of each Index.

Effective November 3, 2006, the following disclosure supplements "The Main Risks of Investing in the Portfolio" section of the portfolio's prospectuses:

The Main Risks of Investing in the Portfolio

Mid-Cap Company Risk. Mid-cap company stocks tend to experience steeper price fluctuations -- down as well as up -- than stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity -- can pose added risk. Industrywide reversals may have a greater impact on mid-cap companies, since they usually lack a large company's financial resources. Mid-cap company stocks are typically less liquid than large company stocks.

Effective November 3, 2006, the following replaces the disclosure in the "Performance" section of the portfolio's Class A prospectus:

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

Prior to January 18, 2002, the portfolio was named Scudder Small Cap Value Portfolio, operated with a different investment strategy and a different advisor managed the portfolio. Performance would have been different if the portfolio's current policies and advisory agreement had been in effect.


                                                                     [Logo]DWS
                                                                       SCUDDER
August 11, 2006                                            Deutsche Bank Group

Prior to November 3, 2006, the portfolio was named DWS Dreman Small Cap Value VIP and operated with a different investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

The bar chart shows how the returns for DWS Dreman Small Mid Cap Value VIP's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year -- Class A shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1997    21.73
1998   -11.25
1999     2.80
2000     4.05
2001    17.63
2002   -11.43
2003    42.15
2004    26.03
2005    10.25


For the periods included in the bar chart:
Best Quarter: 21.84%, Q2 2003                Worst Quarter: -22.47%, Q3 1998
2006 Total Return as of March 31: 14.59%

Average Annual Total Returns (%) as of 12/31/2005

                        1 Year           5 Years                Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A   10.25             15.53                        9.59

--------------------------------------------------------------------------------
Index 1                  7.74             13.43                       13.65

--------------------------------------------------------------------------------
Index 2                  4.71             13.55                       12.74

--------------------------------------------------------------------------------

Index 1: The Russell 2500 Value Index measures the small- to mid-cap US equity value market.

Index 2: The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

*    Since 5/1/96. Index comparisons begin 4/30/96.

On November 3, 2006, the Russell 2500 Value Index will replace the Russell 2000 Value Index as the portfolio's benchmark index because the advisor believes it is more appropriate to measure the portfolio's performance against the Russell 2500 Value Index as it more accurately reflects the portfolio's new investment strategy.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.



August 11, 2006

Effective November 3, 2006, the following replaces the disclosure in the "Performance" section of the portfolio's Class B prospectus:

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

Prior to January 18, 2002, the portfolio was named Scudder Dreman Small Cap Value Portfolio, operated with a different goal and investment strategy and a different advisor managed the portfolio. Performance would have been different if the portfolio's current policies and advisory agreement had been in effect.

Prior to November 3, 2006, the portfolio was named DWS Dreman Small Cap Value VIP and operated with a different investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

The bar chart shows how the performance of DWS Dreman Small Mid Cap Value VIP has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year -- Class B shares



THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997       21.43
1998      -11.47
1999        2.54
2000        3.79
2001       17.37
2002      -11.63
2003       41.65
2004       25.52
2005        9.78


For the periods included in the bar chart:

Best Quarter: 21.63%, Q2 2003                Worst Quarter: -22.52%, Q3 1998
2006 Total Return as of March 31: 14.52%


August 11, 2006

Average Annual Total Returns (%) as of 12/31/2005

                         1 Year              5 Years            Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B     9.78                 15.15                        9.26

--------------------------------------------------------------------------------
Index 1                  7.74                 13.43                       13.65

--------------------------------------------------------------------------------
Index 2                  4.71                 13.55                       12.74

--------------------------------------------------------------------------------

Index 1: The Russell 2500 Value Index measures the small- to mid-cap US equity value market.

Index 2: The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

*    Since 5/1/96. Index comparisons begin 4/30/96.

On November 3, 2006, the Russell 2500 Value Index will replace the Russell 2000 Value Index as the portfolio's benchmark index because the advisor believes it is more appropriate to measure the portfolio's performance against the Russell 2500 Value Index as it more accurately reflects the portfolio's new investment strategy.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.





               Please Retain This Supplement for Future Reference





August 11, 2006
                                       4
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